Financial instruments - Schedule of bank credit lines (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Jan. 03, 2021	Dec. 31, 2019
Schedule of bank credit lines [Abstract]
Amount used	$ 1,500,000	$ 626,554	$ 656,459
Amount not used	250,000	297,828	260,500
Total credit lines	$ 1,750,000	$ 924,382	$ 916,959